[Northwestern Mutual Life Letterhead]

September 21, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account C (File Nos. 333-133381, 811-21886)

Commissioners:

The Northwestern Mutual Life Insurance Company, on behalf of the above-referenced Registrant, filed Pre-Effective Amendment No. 1 (the “Amendment”) with the Securities and Exchange Commission (SEC) on August 8, 2006. We received Staff comments on the pre-effective amendment by telephone on August 24, 2006, as well as in a series of subsequent telephone calls. In responding to the Staff comments discussed during such telephone calls, we have set forth below each Staff comment followed by our response. We have also made some routine and clarifying changes. We have also attached copies of the relevant revised pages of the prospectus marked with changes and cross-referenced to the corresponding numbering of the comment and response below.

1.	Expense Examples

Comment: “The Expense Examples must show the maximum annual contract fees expected to be collected, not the ‘current’ fees.”

Response: As discussed with the staff, the Company believes the illustration of the $30 annual contract fee in the expense examples and the accompanying narrative disclosure in the Amendment satisfy the requirements of Form N-4, given the Company’s intent to voluntarily waive the annual contract fee until at least April 30, 2007. However, in the interest of ensuring that Pre-Effective Amendment No. 2 is made effective by the SEC staff as requested – on September 21, 2006, or as soon as administratively practicable thereafter – the Company will comply with the SEC staff comment by revising the Expense Examples accordingly and revising the relevant sentence in the narrative description below the Expense Examples to read as follows: “The $30 annual Contract fee ~~(presently waived)~~ is reflected as a 0.12% annual

U.S. Securities and Exchange Commission

Division of Investment Management

September 21, 2006

expense. The 0.12% figure represents the $30 annual contract fee multiplied by the number of contracts we estimate will be outstanding during the first year after commencement of the offering of the contracts divided by the estimated average net assets attributable to those contracts.”

2.	Definition of Contract Value

Comment: “Please revise the definition of Contract Value so that it is clear what the contract value would be on March 1, 2007 if on January 1, 2007 a contract holder provides an initial premium of $100,000, on February 1, the contract holder withdraws $50,000 and on March 1, 2007 the accumulated value in the sub-accounts is $50,000.”

Response: The contract value in the hypothetical described above by the SEC staff would be $50,000. On these facts, there would be no annual charge, and any mortality and expense charge would have already been reflected in the determination of the accumulated value. Per the SEC staff request, the definition of Contract Value has been revised to include a time reference (i.e., as of a Valuation Date), as below:

The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (2) any withdrawals ~~you have made~~ since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date.

3.	Amount of the Death Benefit

Comment: “Clearly state that if the contractowner owns the standard Death Benefit and dies at age 75 or later, the death benefit will be equal to the contract value; if he dies before his 75th birthday, his death benefit is the greater of the contract value on that date or the amount of Purchase Payments made under the contract, adjusted for any withdrawals.”

Response: In response to the SEC staff comment, the disclosure at the beginning of the second paragraph under the heading “Amount of the Death Benefit” has been revised to read as follows: “If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the paragraph above). If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will ~~not be less than~~ equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal.”

U.S. Securities and Exchange Commission

Division of Investment Management

September 21, 2006

4.	Illustration of the Guaranteed Minimum Death Benefit

Comment: “In the table on the upper right hand corner of page 11 of the draft prospectus, please include another example of the guaranteed minimum death benefit – one where the death benefit is greater than the contract value. In addition, please provide another line item in this table (immediately below the line item labeled “withdrawal amount”) indicating the amount of the proportionate adjustment for the withdrawal.

Response: In response to the SEC staff comment, the requested example has been added, the additional line item has been added, and the introductory language to the table has been adjusted accordingly.

5.	The Enhanced Death Benefit

Comment: “In connection with the description of the Enhanced Death Benefit, please clarify how the adjustment for subsequent purchase payments is made; i.e., whether the amounts of subsequent purchase payments are simply added in dollar-for-dollar or are they figured on a percentage basis like the withdrawal adjustments are?”

Response: In response to the SEC staff comment, the disclosure below the table referenced in the comment immediately above has been revised to read as follows: “The EDB allows an Owner to ‘lock in’ increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of ~~adjusted for~~ subsequent Purchase Payments and proportionately reduced for subsequent withdrawals, in determining the death benefit payable.”

6.	Substitution and Change

Comment: The reference to the “Substitution and Change” section of the prospectus on page 14 of the EDGAR version should be changed to reference the “Separate Account” section of the prospectus. Please rectify this error.

Response: The Company has made the requested change.

*        *        *

We believe that, with these changes described above, this Pre-Effective Amendment No. 2 is complete and responsive to all SEC staff comments. Requests for acceleration from the Company, on behalf of the Account, and the principal underwriter accompany this filing and request acceleration of the effective date of this Pre-Effective Amendment No. 2 to the date of filing; i.e., September 21, 2006.

U.S. Securities and Exchange Commission

Division of Investment Management

September 21, 2006

If you have any questions regarding this letter, please contact me at (414) 665-2052. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Very truly yours,

/s/ MICHAEL J. MAZZA
Michael J. Mazza
Assistant General Counsel and
Assistant Secretary

cc:	Michael Kosoff
John Dunn
Thomas Bisset

Enclosures